Other (losses)/gains, net	12 Months Ended
Dec. 31, 2016
Other (losses)/gains, net
Other (losses)/gains, net
20.	Other (losses)/gains, net

	2014	2015	2016
	RMB	RMB	RMB

Exchange (losses)/gains	(11,043)	30,744	4,005
Gains/(Losses) on disposal of property, plant and equipment, net	501	(1,779)	22,993
Government grants	3,108	22,512	26,788
Others, net	(3,470)	9,031	17,195

	(10,904)	60,508	70,981